Segment Information and Geographic Data - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012 Country	Sep. 24, 2011	Sep. 25, 2010
Segment Reporting Information [Line Items]
Number of countries with Apple retail stores	13
Certain manufacturing costs and variances	$ 763	$ 1,300	$ 621
Operating Expenses of high-profile stores allocated to corporate marketing		102	75
Cash payments for capital asset purchases	8,295	4,260	2,005
Depreciation and amortization	3,277	1,814	1,027
Percentage of net sales by country	The U.S. and China were the only countries that accounted for more than 10% of the Company's net sales in 2012 and 2011.	The U.S. and China were the only countries that accounted for more than 10% of Company’s net sales in 2012 and 2011.	No single country other than the U.S. accounted for more than 10% of net sales in 2010.
Percentage of net sales by customer	No single customer that accounted for more than 10% of net sales in 2012, 2011 or 2010.	No single customer that accounted for more than 10% of net sales in 2012, 2011 or 2010.	No single customer that accounted for more than 10% of net sales in 2012, 2011 or 2010.
Retail
Segment Reporting Information [Line Items]
Cash payments for capital asset purchases	858	612	392
Depreciation and amortization	$ 319	$ 273	$ 198